TRADE ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2019
TRADE ACCOUNTS PAYABLE
Schedule of trade accounts payable

	12.31.19	12.31.18
Sundry suppliers (Opex, Capex, Services and Material)	5,958,280	6,790,882
Amounts payable (operators, cobilling)	303,087	198,942
Interconnection / interlink	205,161	269,446
Related parties (Note 28)	405,271	383,512
Total	6,871,799	7,642,782